CONTRACTUAL OBLIGATIONS AND RIGHTS (Details) $ in Millions	9 Months Ended
	Sep. 30, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)
CONTRACTUAL OBLIGATIONS AND RIGHTS
Number of time charter contracts entered as a lessor | item	2
2023
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	$ 6.6
2024
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	31.8
2026
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual rights as lessor	24.5
Scrubber Investments
CONTRACTUAL OBLIGATIONS AND RIGHTS
Contractual obligations	$ 12.9	$ 18.4	$ 23.2